Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2013
Prepaid Expenses and Other Current Assets
7.	Prepaid expenses and other current assets

Prepaid expenses and other current assets include the following:

	As of March 31,
	2012		2013
	(In millions)
Prepaid expenses	Rs.	3,439	Rs.	3,112	US$	57
Advances to suppliers and contractors (net of allowances of Rs. 70 million and Rs. 131 million as of March 31, 2012 and 2013 respectively)		325		265		5
Deferred income taxes (See note 18)		2,132		2,405		44
Recoverable indirect tax		672		1,103		20
Derivative financial instruments		—		51		1
Others (net of allowances of Rs. 617 million and Rs. 588 million as of March 31, 2012 and 2013 respectively)		1,005		1,012		19

Total	Rs.	7,573	Rs.	7,948	US$	146